BUSINESS ACQUISITION - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 331	$ 47	¥ 331